Other Assets	12 Months Ended
May 26, 2013
Other Assets [Abstract]
Other Assets
OTHER ASSETS
The components of other assets are as follows:

(in millions)	May 26, 2013	May 27, 2012
Trust-owned life insurance (1)	$85.7	$68.9
Capitalized software costs, net (2)	40.4	20.9
Liquor licenses	49.6	47.3
Acquired below-market leases, net	21.4	16.9
Loan costs, net	19.1	15.3
Marketable securities	22.3	33.0
Deferred-tax charge (3)	21.3	—
Insurance-related	18.0	16.7
Miscellaneous	21.0	12.8
Total other assets	$298.8	$231.8

(1)	The increase is attributable to market-driven changes in the value of our trust-owned life insurance.

(2)	The increase is attributable to upgrades to our information technology platform in support of technology initiatives.

(3)
The deferred tax charge is related to U.S. federal and state income taxes paid on the sale of intellectual property related to our foreign franchise and lobster aquaculture business to foreign subsidiaries in fiscal 2013.